Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 116	$ 115	$ 112
Americas Region [Member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Proceeds from business interruption	10
Administrative expenses [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	82	86	78
Cost of sales [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	34	29	34
System Fund [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 54	$ 49	$ 41